Share capital and premium related to the share capitals (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of classes of share capital [abstract]
Schedule of Classes of Share Capital

Nature of the Transactions	Share Capital	Share premium	Number of shares	Nominal value
	$ in thousands (except number of shares)			in €
Balance as of January 1, 2024	4,365	522,785	71,751,201	0.05
Capital increase of Cellectis	1,514	139,256	28,000,000
Derecognition of AZ SIA derivative		(57,330)
Transaction costs related to capital increase		(207)
Vesting of free shares granted to employees and directors	19		342,434
Non-cash stock-based compensation expense		1,717	-
Other movements		(76)	-
Balance as of June 30, 2024	5,897	606,146	100,093,635	0.05

Balance as of January 1, 2025	5,889	494,288	100,093,873	0.05
Allocation of prior period loss (1)		(62,999)
Vesting of free shares granted to employees and directors (2)	13	3	231,356
Non-cash stock-based compensation expense	-	2,258	-
Balance as of June 30, 2025	5,902	433,549	100,325,229	0.05